                                AIM INTERMEDIATE
                                GOVERNMENT FUND

[AIM LOGO APPEARS HERE]        SEMIANNUAL REPORT                  JUNE 30, 1997

                         --------------------------------
                               AIM INTERMEDIATE

                                GOVERNMENT FUND

                                For shareholders

                                    who seek

                                a high level of

                                 current income

                         and relative price stability.

                              The Fund invests in

                                 a portfolio of

                          U.S. government securities.

                         --------------------------------

                                    [COVER
                                     PHOTO
                                    APPEARS
                                     HERE]

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Intermediate Government Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed without a sales charge.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The performance of the Fund's Class B shares will differ from that of Class A shares due to differing fees and expenses.
o The 30-day yield is calculated on the basis of a formula defined by the SEC. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses and expressed on an annualized basis.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o   Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Fund had an average quality rating of AAAf, the highest such rating assigned by Standard & Poor's Corporation (S&P), a widely known credit-rating agency. S&P's ratings are historical and are based on an annual analysis of the Fund's credit quality, composition, and management.
o The unmanaged Lipper U.S. Intermediate Government Funds Index represents an average of the performance of the 30 largest intermediate government funds.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.


                 MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS
          ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY;
          ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY,
        ANY BANK OR ANY AFFILIATE; AND ARE SUBJECT TO INVESTMENT RISKS,
             INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                          The Chairman's Letter




                    Dear Fellow Shareholder:

                    As 1997 came to its midway point, the market environment
                    was ideal for fixed-income investments. The course was not smooth; indeed, bond markets fluctuated widely during the
                    first six months of the year amid concerns over vigorous
    [PHOTO OF       economic growth and rising interest rates. Only after
    Charles T.      subsequent reports indicated that economic growth had
      Bauer,        moderated and that inflation was still absent did bond
   Chairman of      markets recover.
   the Board of        On the following pages, your Fund's portfolio management
     the Fund       team offers a complete discussion of recent market activity
   APPEARS HERE]    and how the Fund was affected. They also discuss the Fund's portfolio strategy, why they believe the portfolio is well-positioned for attractive current income and total return, and why they are confident that the reasons for investing in the Fund remain as compelling as ever. These discussions are offered to help you better understand the relative performance of your Fund.
   The point we want to emphasize most is that market volatility has become the norm rather than the exception. Those of you who are long-time investors, and those who are new shareholders in The AIM Family of Funds--Registered Trademark--, should recognize that periods of falling prices in both stock and bond markets are inevitable. Indeed, we can learn important lessons about investing in periods of market uncertainty.
   That's why it's a good idea to reassess your financial goals periodically with your financial consultant. Managing your investments in changing markets can be challenging. But your financial consultant knows a few time-tested investment strategies that can help. Diversification, for example, can help you cushion the effects of volatility and reduce your risk exposure in any one type of security.
   In our experience, we have observed that the best action to take is to stay focused--not on the market, but on your own long-term goals. The market can change from day to day. Those who try to "time" the market, over time, tend to be less successful than those who continue to follow a disciplined investment strategy.
   It's also important to maintain realistic expectations about investing. Short-term volatility in financial markets may tempt some investors to liquidate investments regardless of their personal financial objectives. Remember that time is the best medicine for uncertain markets. The market's performance early in the year was driven by concerns about the possibility of rising inflation. Yet, no evidence of inflation has materialized.

AIM/INVESCO MERGER FINALIZED
We are pleased to announce that the merger of A I M Management Group Inc. and INVESCO PLC was concluded on February 28, 1997. AIM is now part of one of the world's largest independent investment management groups with approximately $177 billion in assets under management. The combined company, AMVESCAP PLC, has the financial strength necessary to meet your needs in an increasingly competitive financial services environment, both in the United States and worldwide. The merger will not result in any change of portfolio management or investment style of your AIM Fund.
   We appreciate the trust you have placed in us and we look forward to our continued close association. If you have any questions or comments about this report, we invite you to call Client Services at 800-959-4246 during normal business hours. For automated account information 24 hours a day, call the AIM Investor Line at 800-246-5463. We also invite you to visit AIM's Internet Web site at www.aimfunds.com.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

                  -------------------------------------------

                                It is important

                                  to maintain

                             realistic expectations

                         about investment performance.

                  -------------------------------------------

The Managers' Overview

AIM INTERMEDIATE GOVERNMENT FUND PROVIDES
ATTRACTIVE CURRENT INCOME DESPITE VOLATILE MARKET

A roundtable discussion with the Fund management team for AIM Intermediate Government Fund for the six months ended June 30, 1997.
-------------------------------------------------------------------------------


Q. IT WAS A TUMULTUOUS ENVIRONMENT FOR BONDS. HOW DID THE FUND PERFORM DURING THE REPORT- ING PERIOD?

A. The first quarter was particularly trying for bond investors, and the Fund made little progress. Improved market conditions during the second quarter enabled the Fund to generate most of its gain for the reporting period. The Fund's current income remained strong throughout the period. The Fund's 30-day yield on Class A and Class B shares was 6.45% and 5.97%, respectively, as of June 30, 1997. Total return was 3.03% for Class A shares and 2.60% for Class B shares in the six months ended June 30, 1997. That compared favorably to the 2.64% total return for the Lipper Intermediate U.S. Government Funds Index.

Q. CONCERNS OVER THE ECONOMY AND HIGHER INTEREST RATES DOMINATED THE PERIOD. HOW DID THAT AFFECT BOND INVESTMENTS?

A. The bond market sold off sharply through the end of April, when the benchmark 30-year U.S. Treasury bond hit a peak weekly closing yield of 7.13% in reaction to reports of vigorous growth in the economy. Indicators seemed pointed either to an acceleration in inflation or to action by the Federal Reserve to stave off price pressures. But the market later rebounded nearly as sharply, owing to, in various measures, an apparent slowdown in the economy plus the absence of inflation. The rally in bonds took the yield on the benchmark 30-year U.S. Treasury bond to 6.78% by June 30--the lowest level since late February.

Q.  WHAT TRIGGERED THE TURNAROUND?

A. The rally in bonds was touched off in April by news that the Consumer Price Index (CPI) had risen 0.1%--half the increase expected by analysts, a trend that continued into June. That news, combined with lower than expected increases in employment costs and a record six consecutive declines in producers prices, encouraged some analysts to speculate that the chances the Fed will tighten monetary policy again this year are diminishing. Indeed, following the increase in short-term interest rates in March, the Fed elected to leave rates unchanged in May. Investors looking for greater diversification amid a record stock market turned to bonds. Bond and income funds witnessed an inflow of $2.75 billion in May, compared with an inflow of $759.9 million in April.

Q.  HOW DID THESE FACTORS AFFECT THE FUND?

A. The Fund lost ground early in the reporting period as fixed-income securities were pressured by economic uncertainty and the resulting increase in interest rates. However, the Fund's performance was cushioned by its strong participation in the mortgage market. Mortgage-backed securities--which comprised 64% of the Fund as of June 30--tend to benefit from rising interest rates. When mortgage rates top 8%, homeowners are discouraged from refinancing and the rate of mortgage prepayments slows appreciably. Continuing the trend from 1996, mortgage-backed securities outperformed U.S. Treasury securities of equivalent duration. That advantage diminished somewhat as interest rates declined in May and bonds rebounded sharply with encouraging economic reports. The Fund's invest

    =========================================================================
    CURRENT YIELD ADVANTAGE
    -------------------------------------------------------------------------
    As of 6/30/97

    FUND CLASS A 30-DAY YIELD    6.45%

    2-YEAR U.S. TREASURY NOTE    6.03*

    6-MONTH CD                   5.65**
    =========================================================================

5.97% was the 30-day yield for the Fund's Class B shares. *Government securities, such as U.S. Treasury bills, notes, and bonds offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. **Bank certificates of deposit, which are insured by the FDIC for up to $100,000, are short-term investments that pay fixed principal and interest, but are subject to fluctuating rollover rates and early withdrawal penalties. CD income is calculated using the six-month annualized average monthly CD rate reported by the Bank Rate Monitor. Fund shares are not insured, and their value will vary with market conditions.

         ------------------------------------------------------------

                             Investors looking for

                          greater diversification amid

                             a record stock market

                                turned to bonds.

         ------------------------------------------------------------

           See important Fund & index disclosures inside front cover.

    ment in U.S. Treasury securities, about 15% of the portfolio, gained as rates drifted lower. In addition, prices for U.S. Treasury securities were aided by a narrowing of supply during the reporting period as fewer issues were offered at auction. That also served to narrow yield spreads of government securities across maturity levels.

Q.  How are mortgage-backed securities affected by declining interest rates?

A. Declining interest rates encourage mortgage prepayments. That means investors in mortgage-backed securities receive their investment back when reinvestment rates are lower. And analysts anticipate that homeowners may be able to refinance their mortgages more cheaply in the coming months than last December. Nonetheless, mortgage analysts have suggested that there is strong support for mortgage-backed securities from bidders who are well-equipped to handle periodic prepayment risk and are not likely to reduce their mortgage portfolios dramatically. Federally chartered agencies like Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, who buy mortgages from banks and thrifts, play a key role as a strong and continuing source of demand for mortgage-backed securities.

Q.  What is your outlook for the fixed-income market?

A. Fixed-income funds should fare well as long as the economy grows in a 2% to 3% range. And indications are that the fair weather should continue--the Federal Reserve has described the current economic environment as ideal. Inflation--bond investors' worst enemy--is showing no signs of a resurgence and the supply of U.S. Treasury bonds is growing slowly, which tightens demand and helps cushion the price of those securities. Interest rates should remain stable--long-term rates have even declined slightly. However, market watchers don't anticipate substantially lower rates for U.S.
    Treasury bonds from current levels. That lessens the likelihood of significant prepayment risk for mortgage-backed securities. Key factors we see driving the government securities market in coming months include:
    o The Fed indicated recently that no further monetary policy changes may be necessary in 1997.
    o   Foreign demand for U.S. government issues is up sharply.
    o Recently passed legislation for a balanced budget should contribute to a further reduction in the supply of U.S. Treasury debt issues.

===============================================================================
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------
As of 6/30/97

Mortgage-Backed Obligations                            64.3%
U.S. Treasury Obligations                              14.6%
U.S. Agency Obligations                                10.0%
Cash Equivalents                                       11.1%

BREAKDOWN OF MORTGAGE-BACKED OBLIGATIONS
   Federal National Mortgage Assn.                                   61.4%
   Federal Home Loan Mortgage Corp.                                  24.6
   Government National Mortgage Assn.                                14.0

S&P RATING                                                           AAAf

WEIGHTED AVERAGE MATURITY                                            8.96 years

DURATION                                                             4.06 years
===============================================================================

FUND MANAGERS USE WEIGHTED AVERAGE MATURITY AND DURATION TO MANAGE RISK

In the box above showing the Fund's portfolio composition, we indicate the weighted average maturity and duration. These both measure the effects of time on the portfolio, but there the similarity ends:

o Weighted average maturity is an average of the term to maturity remaining on each of the Fund's bond holdings.
o Duration is the average time it takes to receive the interest and the principal on a bond.

    For example, if we compared two bonds of identical quality and maturity, the two bonds could have the same weighted average maturity. However, the bond with the higher coupon would have the lower duration because the investor would collect all payments in a shorter average amount of time. Using these tools, fund managers can manage the sensitivity of a portfolio to changes in interest rates. A longer duration on a bond or a portfolio, like a longer weighted average maturity, indicates more sensitivity to interest rate changes because the investment is committed for a longer period. During periods of rising interest rates as noted earlier in 1997, the Fund's managers tend to shorten one or both of these measures to reduce the impact on the Fund's share values.


           See important Fund & index disclosures inside front cover.

SCHEDULE OF INVESTMENTS

June 30, 1997
(Unaudited)

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE

U.S. GOVERNMENT AGENCY
  SECURITIES-89.60%

FEDERAL HOME LOAN BANK-2.98%

Debentures
  7.31%, 07/06/01                   $ 4,000,000   $  4,124,360
--------------------------------------------------------------
  7.36%, 07/01/04                     2,800,000      2,912,560
--------------------------------------------------------------
                                                     7,036,920
--------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP. ("FHLMC")-19.11%

Pass through certificates
  9.00%, 12/01/05 to 04/01/25         9,297,897      9,786,874
--------------------------------------------------------------
  8.00%, 07/01/06 to 12/01/06            32,683         33,643
--------------------------------------------------------------
  8.50%, 07/01/07 to 05/01/26        15,421,569     16,093,163
--------------------------------------------------------------
  10.50%, 09/01/09 to 01/01/21        3,402,005      3,763,998
--------------------------------------------------------------
  7.00%, 11/01/10 to 04/01/11         2,167,791      2,170,347
--------------------------------------------------------------
  6.50%, 02/01/11                     4,665,918      4,598,822
--------------------------------------------------------------
  10.00%, 11/01/11 to 02/01/16           41,387         45,152
--------------------------------------------------------------
  12.00%, 02/01/13                       25,310         28,656
--------------------------------------------------------------
  9.50%, 04/01/25                     8,079,997      8,699,794
--------------------------------------------------------------
                                                    45,220,449
--------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA")-52.90%

Debentures
  8.625%, 11/10/04                    3,500,000      3,646,125
--------------------------------------------------------------
  8.50%, 02/01/05                     4,500,000      4,685,985
--------------------------------------------------------------
  7.875%, 02/24/05                    3,000,000      3,216,000
--------------------------------------------------------------
Pass through certificates
  6.24%, 02/01/06                     4,441,946      4,254,496
--------------------------------------------------------------
  8.50%, 01/01/07 to 03/01/07            39,728         41,143
--------------------------------------------------------------
  6.625%, 02/01/07                    4,486,729      4,409,063
--------------------------------------------------------------
  7.50%, 06/01/10 to 03/01/27        32,099,364     32,450,833
--------------------------------------------------------------
  7.00%, 05/01/11                     3,980,036      3,982,315
--------------------------------------------------------------
  8.00%, 09/01/11 to 06/01/26        17,621,554     18,059,307
--------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22         3,337,655      3,604,667
--------------------------------------------------------------
  7.50%, 07/14/27 TBA(a)             15,000,000     15,055,078
--------------------------------------------------------------
  8.00%, 07/14/27 TBA(a)             30,000,000     30,717,189
--------------------------------------------------------------
STRIPS(b)
  7.37%, 10/09/19                     5,000,000      1,031,100
--------------------------------------------------------------
                                                   125,153,301
--------------------------------------------------------------
                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE

GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION ("GNMA")-10.86%

Pass through certificates
  9.00%, 10/15/08 to 01/15/21       $ 1,114,717   $  1,194,379
--------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23         9,213,208      9,988,059
--------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24        4,623,518      5,087,591
--------------------------------------------------------------
  11.00%, 12/15/09 to 12/15/15          220,011        244,591
--------------------------------------------------------------
  13.50%, 07/15/10 to 04/15/15          463,712        540,155
--------------------------------------------------------------
  12.50%, 11/15/10                      246,108        285,406
--------------------------------------------------------------
  13.00%, 01/15/11 to 05/15/15          474,798        552,500
--------------------------------------------------------------
  12.00%, 02/15/13 to 07/15/15          861,270        979,958
--------------------------------------------------------------
  10.50%, 07/15/13 to 02/15/16          245,927        272,672
--------------------------------------------------------------
  8.00%, 03/15/23 to 06/15/27         6,388,345      6,545,215
--------------------------------------------------------------
                                                    25,690,526
--------------------------------------------------------------

TENNESSEE VALLEY AUTHORITY-3.75%

Debentures
  5.98%, 04/01/36                     8,815,000      8,866,237
--------------------------------------------------------------
    Total U.S. Government Agency
      Securities                                   211,967,433
--------------------------------------------------------------

U.S. TREASURY SECURITIES-17.68%

U.S. TREASURY NOTES & BONDS-16.79%

  7.00%, 07/15/06                     4,000,000      4,117,200
--------------------------------------------------------------
  6.625%, 05/15/07                    5,000,000      5,044,650
--------------------------------------------------------------
  7.25%, 05/15/16                     7,500,000      7,824,975
--------------------------------------------------------------
  7.50%, 11/15/16                     5,500,000      5,880,875
--------------------------------------------------------------
  8.125%, 08/15/19                    4,000,000      4,564,640
--------------------------------------------------------------
  6.875%, 08/15/25                    2,500,000      2,509,775
--------------------------------------------------------------
  6.625%, 02/15/27 ($5,000,000)(c)   10,000,000      9,787,700
--------------------------------------------------------------
                                                    39,729,815
--------------------------------------------------------------

U.S. TREASURY STRIPS-0.89%(b)

  6.77%, 11/15/08                     4,000,000      1,872,480
--------------------------------------------------------------
  6.79%, 11/15/18                     1,000,000        228,550
--------------------------------------------------------------
                                                     2,101,030
--------------------------------------------------------------
    Total U.S. Treasury Securities                  41,830,845
--------------------------------------------------------------
    Total Investments (excluding
      Repurchase Agreements)                       253,798,278
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE

REPURCHASE AGREEMENTS-13.43%(d)

Goldman Sachs & Co., 5.875%,

  07/01/97(e)                       $ 5,052,836   $  5,052,836
--------------------------------------------------------------
HSBC Securities, Inc., 6.10%,
  07/01/97(f)                        26,713,640     26,713,640
--------------------------------------------------------------
    Total Repurchase Agreements                     31,766,476
--------------------------------------------------------------
                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
TOTAL INVESTMENTS-120.71%                         $285,564,754
--------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-(20.71%)                             (48,993,089)
--------------------------------------------------------------
NET ASSETS-100.00%                                $236,571,665
==============================================================

Notes to Schedule of Investments:

(a) At 06/30/97, cost of securities purchased on a when-issued basis totalled $45,752,344. These securities are also subject to dollar roll transactions. See Note 1 section C of Notes to Financial Statements.
(b) STRIPS are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) Amount in parentheses represents principal amount deposited in escrow with custodian as collateral for reverse repurchase agreements outstanding at 06/30/97.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 06/30/97 with a maturing value of $500,081,597. Collateralized by $489,647,000 U.S. Government obligations, 5.875% to 12.00% due 01/15/00 to 05/15/05 with an aggregate market value at 06/30/97 of $510,506,061.
(f) Joint repurchase agreement entered into 06/30/97 with a maturing value of $100,016,944. Collateralized by $97,880,000 U.S. Government obligations, 7.50% due 10/31/99 with a market value at 06/30/97 of $102,002,909.

Abbreviations:

TBA - To Be Announced

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1997
(UNAUDITED)


ASSETS:

Investments, at market value (cost
  $249,954,101)                              $253,798,278
---------------------------------------------------------
Repurchase agreements (cost $31,766,476)       31,766,476
---------------------------------------------------------
Receivables for:
  Fund shares sold                                574,378
---------------------------------------------------------
  Interest                                      2,336,140
---------------------------------------------------------
Investment for deferred compensation plan          21,391
---------------------------------------------------------
Other assets                                      142,101
---------------------------------------------------------
    Total assets                              288,638,764
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                        45,752,344
---------------------------------------------------------
  Reverse repurchase agreement (Note C)         5,043,750
---------------------------------------------------------
  Fund shares redeemed                            467,186
---------------------------------------------------------
  Dividends                                       381,327
---------------------------------------------------------
  Deferred compensation plan                       21,391
---------------------------------------------------------
  Interest expense (Note C)                         6,921
---------------------------------------------------------
Accrued advisory fees                              94,551
---------------------------------------------------------
Accrued administrative service fees                12,600
---------------------------------------------------------
Accrued distribution fees                         192,882
---------------------------------------------------------
Accrued transfer agent fees                        30,019
---------------------------------------------------------
Accrued operating expenses                         64,128
---------------------------------------------------------
    Total liabilities                          52,067,099
---------------------------------------------------------
Net assets applicable to shares outstanding  $236,571,665
=========================================================

NET ASSETS:

Class A                                      $157,530,314
=========================================================
Class B                                      $ 79,041,351
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        17,057,622
=========================================================
Class B                                         8,557,994
=========================================================
Class A:

  Net asset value and redemption price per
    share                                    $       9.24
=========================================================
  Offering price per share:
    (Net asset value of $9.24
     divided by 95.25%)                      $       9.70
=========================================================
Class B:

  Net asset value and offering price per
    share                                    $       9.24
=========================================================


STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1997
(UNAUDITED)

INVESTMENT INCOME:

Interest                                     $  9,674,175
---------------------------------------------------------

EXPENSES:

Advisory fees                                     582,272
---------------------------------------------------------
Custodian fees                                     25,276
---------------------------------------------------------
Distribution fees -- Class A                      204,126
---------------------------------------------------------
Distribution fees -- Class B                      391,384
---------------------------------------------------------
Administrative service fees                        44,068
---------------------------------------------------------
Interest (Note C)                                  46,328
---------------------------------------------------------
Transfer agent fees -- Class A                    114,933
---------------------------------------------------------
Transfer agent fees -- Class B                     62,021
---------------------------------------------------------
Trustees' fees                                      3,683
---------------------------------------------------------
Other                                              75,589
---------------------------------------------------------
    Total expenses                              1,549,680
---------------------------------------------------------
Less: Expenses paid indirectly                     (1,739)
---------------------------------------------------------
    Net expenses                                1,547,941
---------------------------------------------------------
Net investment income                           8,126,234
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES:

Net realized gain (loss) on sales of
  investment securities                          (748,121)
---------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                          (716,568)
---------------------------------------------------------
  Net gain (loss) on investment securities     (1,464,689)
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $  6,661,545
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 1997 AND THE YEAR ENDED DECEMBER 31, 1996 (UNAUDITED)

                                                                JUNE 30,        DECEMBER 31,
                                                                  1997              1996
                                                              ------------      ------------
OPERATIONS:

  Net investment income                                       $  8,126,234      $ 16,155,081
--------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities      (748,121)       (4,339,042)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                    (716,568)       (6,405,094)
--------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         6,661,545         5,410,945
--------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                       (5,637,703)      (11,114,092)
--------------------------------------------------------------------------------------------
  Class B                                                       (2,366,329)       (3,966,734)
--------------------------------------------------------------------------------------------
Return of capital:
  Class A                                                               --          (712,857)
--------------------------------------------------------------------------------------------
  Class B                                                               --          (292,831)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      (15,865,137)        5,857,162
--------------------------------------------------------------------------------------------
  Class B                                                           (8,152)       20,988,143
--------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                      (17,215,776)       16,169,736
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          253,787,441       237,617,705
--------------------------------------------------------------------------------------------
  End of period                                               $236,571,665      $253,787,441
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $249,399,422      $265,272,711
--------------------------------------------------------------------------------------------
  Undistributed net investment income                              102,959           (19,243)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of
    investment securities                                      (16,774,893)      (16,026,772)
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities               3,844,177         4,560,745
--------------------------------------------------------------------------------------------
                                                              $236,571,665      $253,787,441
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1997
(UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Intermediate Government Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers two different classes of shares: the Class A shares and the Class B shares. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. The Fund's investment objective is to seek to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government. Information presented in these financial statements pertains only to the Fund.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity date and seasoning differential. Securities for which market prices are not provided by the pricing service are valued at the mean between the last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are recorded on ex-dividend date and are paid annually subject to restrictions noted in Section "D" below.
C. Reverse Repurchase Agreements and Dollar Roll Transactions -- A reverse repurchase agreement involves the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price and date. Proceeds from reverse repurchase agreements are treated as borrowings. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements. Reverse repurchase agreements outstanding at June 30, 1997 were collateralized by U.S. Treasury Notes with a market value of $4,893,850. This agreement had an interest rate of 3.80% and a termination date of July 2, 1997. The maximum amount outstanding during the six months ended June 30, 1997 was $9,993,750 while borrowings averaged $2,312,051 per day with a weighted average interest rate of 4.40%.
  The Fund may also engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.
  Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund will limit its borrowings from banks, reverse repurchase agreements and dollar roll transactions to an aggregate of 33-1/3% of its total assets at the time of investment. The Fund will not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $15,870,990 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
E. Expenses -- Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to both classes, e.g. advisory fees, are allocated between them.

NOTE 2- ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays AIM an advisory fee at an annual rate of 0.50% of the first $200 million of the Fund's average daily net assets, plus 0.40% of the Fund's average daily net assets in excess of $200 million to and including $500 million, plus 0.35% of the Fund's average daily net assets in excess of $500 million to and including $1 billion, plus 0.30% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended June 30, 1997, AIM was reimbursed $44,068 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 1997, the Fund paid AFS $106,006 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and Class B shares of the Fund. The Trust has adopted Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan")(collectively, the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the six months ended June 30, 1997, the Class A shares and the Class B shares paid AIM Distributors $204,126 and $391,384 respectively, as compensation under the Plans.
  AIM Distributors received commissions of $63,787 from sales of the Class A shares of the Fund during the six months ended June 30, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 1997, AIM Distributors received $74,507 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the six months ended June 30, 1997, the Fund paid legal fees of $2,825 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund. For the six months ended June 30, 1997 the Fund's expenses were reduced by $138 and the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $1,584 and $17, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $1,739 during the six months ending June 30, 1997.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. During the six months ended June 30, 1997, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 1997 was $72,826,262 and $106,208,436, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of June 30, 1997 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $4,044,079
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (256,620)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                   $3,787,459
=========================================================
Cost of investments for tax purposes is $281,777,295.

NOTE 7 - SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 1997 and the year ended December 31, 1996 were as follows:

                                                                   JUNE 30, 1997             DECEMBER 31, 1996
                                                              ------------------------    ------------------------
                                                               SHARES         VALUE        SHARES         VALUE
                                                              ---------    -----------    ---------    -----------
Sold:
  Class A                                                     2,583,736    $23,771,571    7,920,265    $74,033,231
------------------------------------------------------------  ----------   -----------    ----------   -----------
  Class B                                                     1,966,869     18,089,131    5,052,488     47,193,668
------------------------------------------------------------  ----------   -----------    ----------   -----------
Issued as reinvestment of dividends:
  Class A                                                       494,475      4,544,963    1,025,026      9,536,042
------------------------------------------------------------  ----------   -----------    ----------   -----------
  Class B                                                       171,745      1,578,296      314,728      2,925,034
------------------------------------------------------------  ----------   -----------    ----------   -----------
Reacquired:
  Class A                                                     (4,799,827)  (44,181,671)   (8,340,854)  (77,712,111)
------------------------------------------------------------  ----------   -----------    ----------   -----------
  Class B                                                     (2,139,878)  (19,675,579)   (3,132,635)  (29,130,559)
------------------------------------------------------------  ----------   -----------    ----------   -----------
                                                              (1,722,880)  $(15,873,28)    2,839,018   $26,845,305
============================================================  ==========   ===========    ==========   ===========

Note 8 - FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a Class A share outstanding during the six months ended June 30, 1997 and each of the years in the nine-year period ended December 31, 1996 and for a Class B share outstanding during the six months ended June 30, 1997, the three-year period ended December 31, 1996 and the period September 7, 1993 (date sales commenced) through December 31, 1993.

                                                                                DECEMBER 31,
                                     JUNE 30,     -------------------------------------------------------------------------
                                       1997         1996       1995       1994       1993     1992(a)      1991      1990
CLASS A:                             --------     --------   --------   --------   --------   --------   --------   -------
Net asset value, beginning of
 period                              $   9.28     $   9.70   $   8.99   $  10.05   $  10.19   $  10.34   $   9.95   $  9.91
-----------------------------------  --------     --------   --------   --------   --------   --------   --------   -------
Income from investment operations:
 Net investment income                   0.32         0.63       0.69       0.68       0.74       0.77       0.82      0.87
-----------------------------------  --------     --------   --------   --------   --------   --------   --------   -------
 Net gains (losses) on securities
   (both realized and unrealized)       (0.04)       (0.42)      0.73      (1.02)     (0.04)     (0.15)      0.41      0.01
-----------------------------------  --------     --------   --------   --------   --------   --------   --------   -------
   Total from investment operations      0.28         0.21       1.42      (0.34)      0.70       0.62       1.23      0.88
-----------------------------------  --------     --------   --------   --------   --------   --------   --------   -------
Less distributions:
 Dividends from net investment
   income                               (0.32)       (0.59)     (0.67)     (0.58)     (0.70)     (0.74)     (0.84)    (0.84)
-----------------------------------  --------     --------   --------   --------   --------   --------   --------   -------
 Distributions from net realized
   capital gains                           --           --         --      (0.04)     (0.14)     (0.03)        --        --
-----------------------------------  --------     --------   --------   --------   --------   --------   --------   -------
 Return of capital                         --        (0.04)     (0.04)     (0.10)        --         --         --        --
-----------------------------------  --------     --------   --------   --------   --------   --------   --------   -------
   Total distributions                  (0.32)       (0.63)     (0.71)     (0.72)     (0.84)     (0.77)     (0.84)    (0.84)
-----------------------------------  --------     --------   --------   --------   --------   --------   --------   -------
Net asset value, end of period       $   9.24     $   9.28   $   9.70   $   8.99   $  10.05   $  10.19   $  10.34   $  9.95
===================================  ========     ========   ========   ========   ========   ========   ========   =======
Total return(b)                          3.03%        2.35%     16.28%     (3.44)%     7.07%      6.26%     12.98%     9.39%
===================================  ========     ========   ========   ========   ========   ========   ========   =======
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                            $157,530     $174,344   $176,318   $158,341   $139,586   $123,484   $101,409   $61,463
===================================  ========     ========   ========   ========   ========   ========   ========   =======
Ratio of expenses to average net
 assets (exclusive of interest
 expense)(c)                             0.99%(d)(e)  1.00%      1.08%      1.04%      1.00%      0.98%      1.00%     1.00%
===================================  ========     ========   ========   ========   ========   ========   ========   =======
Ratio of net investment income to
 average net assets(f)                   6.98%(d)     6.76%      7.36%      7.34%      7.08%      7.53%      8.15%     8.85%
===================================  ========     ========   ========   ========   ========   ========   ========   =======
Portfolio turnover rate                    33%         134%       140%       109%       110%        42%        26%       16%
===================================  ========     ========   ========   ========   ========   ========   ========   =======
Borrowings for the period:
Amount of debt outstanding at ended
 of period (000's omitted)           $  3,410           --         --         --         --         --         --        --
===================================  ========     ========   ========   ========   ========   ========   ========   =======
Average amount of debt outstanding
 during the period (000's
 omitted)(g)                         $  1,563           --         --         --         --         --         --        --
===================================  ========     ========   ========   ========   ========   ========   ========   =======
Average number of shares
 outstanding during the period
 (000's omitted)(g)                    17,893           --         --         --         --         --         --        --
===================================  ========     ========   ========   ========   ========   ========   ========   =======
Average amount of debt per share
 during the period                   $ 0.0873           --         --         --         --         --         --        --
===================================  ========     ========   ========   ========   ========   ========   ========   =======

                                       DECEMBER 31,
                                     -----------------
                                      1989      1988
 CLASS A:                            -------   -------
Net asset value, beginning of
 period                              $  9.70   $  9.92
-----------------------------------  -------   -------
Income from investment operations:
 Net investment income                  0.90      0.89
-----------------------------------  -------   -------
 Net gains (losses) on securities
   (both realized and unrealized)       0.15     (0.27)
-----------------------------------  -------   -------
   Total from investment operations     1.05      0.62
-----------------------------------  -------   -------
Less distributions:
 Dividends from net investment
   income                              (0.84)    (0.84)
-----------------------------------  -------   -------
 Distributions from net realized
   capital gains                          --        --
-----------------------------------  -------   -------
 Return of capital                        --        --
-----------------------------------  -------   -------
   Total distributions                 (0.84)    (0.84)
-----------------------------------  -------   -------
Net asset value, end of period       $  9.91   $  9.70
===================================  =======   =======
Total return(b)                        11.28%     6.43%
===================================  =======   =======
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                            $57,077   $48,372
===================================  =======   =======
Ratio of expenses to average net
 assets (exclusive of interest
 expense)(c)                            1.00%     1.00%
===================================  =======   =======
Ratio of net investment income to
 average net assets(f)                  9.10%     9.11%
===================================  =======   =======
Portfolio turnover rate                   15%       15%
===================================  =======   =======
Borrowings for the period:
Amount of debt outstanding at ended
 of period (000's omitted)                --        --
===================================  =======   =======
Average amount of debt outstanding
 during the period (000's
 omitted)(g)                              --        --
===================================  =======   =======
Average number of shares
 outstanding during the period
 (000's omitted)(g)                       --        --
===================================  =======   =======
Average amount of debt per share
 during the period                        --        --
===================================  =======   =======

(a) The Fund changed investment advisors on June 30, 1992.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursement were 1.05%, 1.04%, 1.04%, 1.10%, 1.13%, 1.08% and 1.08% for 1994-88, respectively.
(d) Ratios are annualized and based on average net assets of $164,653,827.
(e) Includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursement were 7.32%, 7.04%, 7.48%, 8.05%, 8.72%, 9.03% and 9.03% for 1994-88,
    respectively.
(g) Averages computed on a daily basis.

                                                                                        DECEMBER 31,
                                                              JUNE 30,     ---------------------------------------
                                                                1997        1996      1995       1994       1993
                          CLASS B:                            --------     -------   -------    -------    -------
Net asset value, beginning of period                          $  9.28      $  9.69   $  8.99    $ 10.04    $ 10.44
------------------------------------------------------------  -------      -------   -------    -------    -------
Income from investment operations:
 Net investment income                                           0.28         0.55      0.63       0.61       0.21
------------------------------------------------------------  -------      -------   -------    -------    -------
 Net gains (losses) on securities (both realized and
   unrealized)                                                  (0.04)       (0.41)     0.70      (1.02)     (0.27)
------------------------------------------------------------  -------      -------   -------    -------    -------
   Total from investment operations                              0.24         0.14      1.33      (0.41)     (0.06)
------------------------------------------------------------  -------      -------   -------    -------    -------
Less distributions:
 Dividends from net investment income                           (0.28)       (0.51)    (0.59)     (0.50)     (0.20)
------------------------------------------------------------  -------      -------   -------    -------    -------
 Distributions from net realized capital gains                     --           --        --      (0.04)     (0.14)
------------------------------------------------------------  -------      -------   -------    -------    -------
 Return of capital                                                 --        (0.04)    (0.04)     (0.10)        --
------------------------------------------------------------  -------      -------   -------    -------    -------
   Total distributions                                          (0.28)       (0.55)    (0.63)     (0.64)     (0.34)
------------------------------------------------------------  -------      -------   -------    -------    -------
Net asset value, end of period                                $  9.24      $  9.28   $  9.69    $  8.99    $ 10.04
============================================================  =======      =======   =======    =======    =======
Total return(a)                                                  2.60%        1.61%    15.22%     (4.13)%    (0.52)%
============================================================  =======      =======   =======    =======    =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $79,041      $79,443   $61,300    $23,415    $ 6,160
============================================================  =======      =======   =======    =======    =======
Ratio of expenses to average net assets (exclusive of
 interest expense)(b)                                            1.77%(c)(d)  1.76%     1.86%      1.82%      1.71%(f)
============================================================  =======      =======   =======    =======    =======
Ratio of net investment income to average net assets(e)          6.20%(c)     6.00%     6.58%      6.56%      6.37%(f)
============================================================  =======      =======   =======    =======    =======
Portfolio turnover rate                                            33%         134%      140%       109%       110%
============================================================  =======      =======   =======    =======    =======
Borrowings for the period:
Amount of debt outstanding at ended of period (000's
 omitted)                                                     $ 1,634           --        --         --         --
============================================================  =======      =======   =======    =======    =======
Average amount of debt outstanding during the period (000's
 omitted)(g)                                                  $   749           --        --         --         --
============================================================  =======      =======   =======    =======    =======
Average number of shares outstanding during the period
 (000's omitted)(g)                                             8,578           --        --         --         --
============================================================  =======      =======   =======    =======    =======
Average amount of debt per share during the period            $0.0873           --        --         --         --
============================================================  =======      =======   =======    =======    =======

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursement for the year ended December 31, 1994 and the period ended December 31, 1993 were 1.87% and 2.18% (annualized), respectively.
(c) Ratios are annualized and based on average net assets of $78,925,558.
(d) Includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursement for the year ended December 31, 1994 and the period ended December 31, 1993 were 6.50% and 5.90% (annualized), respectively.
(f) Annualized.
(g) Averages computed on a daily basis.


--------------------------------------------------------------------------------

SUPPLEMENTAL PROXY INFORMATION -- SHAREHOLDER MEETING
--------------------------------------------------------------------------------

The Annual Meeting of Shareholders of the Trust was held on February 7, 1997. The meeting was held for the following purposes:

(1) To elect trustees as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Carl Frischling, Robert H. Graham, John F. Kroeger, Lewis F. Pennock, Ian W. Robinson, and Louis S. Sklar.

(2) To approve a new Investment Advisory Agreement between the Trust and AIM.

(3) To approve the elimination of the fundamental investment policy prohibiting or restricting investments in other investment companies and/or the amendment of certain related fundamental investment policies.

(4) Ratification of KPMG Peat Marwick LLP as independent accountants for the Trust's fiscal year ending December 31, 1997.

The following votes were cast with respect to each item:

                                                                                        Votes
                            Trustee/Matter                          Votes For          Against         Abstentions
                            --------------                         -----------        ---------        -----------
(1)  Charles T. Bauer............................................  773,545,353                0         34,024,196
     Bruce L. Crockett...........................................  774,171,487                0         33,398,062
     Owen Daly II................................................  773,623,278                0         33,946,271
     Carl Frischling.............................................  773,502,641                0         33,666,908
     Robert H. Graham............................................  774,181,971                0         33,387,578
     John F. Kroeger.............................................  773,713,539                0         33,856,010
     Lewis F. Pennock............................................  773,903,304                0         33,666,245
     Ian W. Robinson.............................................  773,753,378                0         33,816,171
     Louis S. Sklar..............................................  773,993,581                0         33,575,968
(2)  Approval of new Investment Advisory Agreement...............   16,142,557          273,895            714,547
(3)  Elimination of policy restricting investments in other
     investment companies (for AIM Intermediate Government Fund
     only).......................................................   12,656,856          559,409            767,707
(4)  KPMG Peat Marwick LLP.......................................  763,580,956        7,014,082         36,974,511

                                                            Trustees & Officers

BOARD OF TRUSTEES                             OFFICERS                                        OFFICE OF THE FUND

Charles T. Bauer                              Charles T. Bauer                                11 Greenway Plaza
Chairman                                      Chairman                                        Suite 100
A I M Management Group Inc.                                                                   Houston, TX 77046
                                              Robert H. Graham
Bruce L. Crockett                             President                                       INVESTMENT ADVISOR
Formerly Director, President, and Chief
Executive Officer                             John J. Arthur                                  A I M Advisors, Inc.
COMSAT Corporation                            Senior Vice President and Treasurer             11 Greenway Plaza
                                                                                              Suite 100
Owen Daly II                                  Carol F. Relihan                                Houston, TX 77046
Director                                      Senior Vice President
Cortland Trust Inc.                           and Secretary                                   TRANSFER AGENT

Jack Fields                                   Gary T. Crum                                    A I M Fund Services, Inc.
Formerly Member of the                        Senior Vice President                           P.O. Box 4739
U.S. House of Representatives                                                                 Houston, TX 77210-4739
                                              Scott G. Lucas
Carl Frischling                               Senior Vice President                           CUSTODIAN
Partner
Kramer, Levin, Naftalis & Frankel             Dana R. Sutton                                  State Street Bank & Trust Company
                                              Vice President and Assistant Treasurer          225 Franklin Street
Robert H. Graham                                                                              Boston, MA 02110
President and Chief Executive Officer         Robert G. Alley
A I M Management Group Inc.                   Vice President                                  COUNSEL TO THE FUND

John F. Kroeger                               Stuart W. Coco                                  Ballard Spahr
Formerly Consultant                           Vice President                                  Andrews & Ingersoll
Wendell & Stockel Associates, Inc.                                                            1735 Market Street
                                              Melville B. Cox                                 Philadelphia, PA 19103
Lewis F. Pennock                              Vice President
Attorney                                                                                      COUNSEL TO THE TRUSTEES
                                              Karen Dunn Kelly
Ian W. Robinson                               Vice President                                  Kramer, Levin, Naftalis & Frankel
Consultant; Formerly Executive                                                                919 Third Avenue
Vice President and                            Jonathan C. Schoolar                            New York, NY 10022
Chief Financial Officer                       Vice President
Bell Atlantic Management                                                                      DISTRIBUTOR
Services, Inc.                                P. Michelle Grace
                                              Assistant Secretary                             A I M Distributors, Inc.
Louis S. Sklar                                                                                11 Greenway Plaza
Executive Vice President                      David L. Kite                                   Suite 100
Hines Interests                               Assistant Secretary                             Houston, TX 77046
Limited Partnership
                                              Nancy L. Martin
                                              Assistant Secretary

                                              Ofelia M. Mayo
                                              Assistant Secretary

                                              Kathleen J. Pflueger
                                              Assistant Secretary

                                              Samuel D. Sirko
                                              Assistant Secretary

                                              Stephen I. Winer
                                              Assistant Secretary

                                              Mary J. Benson
                                              Assistant Treasurer

                                                                       THE AIM FAMILY OF FUNDS--Registered Trademark--

                                                                       AGGRESSIVE GROWTH
                                                                       AIM Aggressive Growth Fund*
                                                                       AIM Capital Development Fund
                                                                       AIM Constellation Fund
                                                                       AIM Global Aggressive Growth Fund

                                                                       GROWTH OF CAPITAL
                                                                       AIM Advisor International Value Fund
                 [PHOTO OF                                             AIM Blue Chip Fund
              11 GREENWAY PLAZA                                        AIM Global Growth Fund
               APPEARS HERE]                                           AIM Growth Fund
                                                                       AIM International Equity Fund
                                                                       AIM Value Fund
                                                                       AIM Weingarten Fund

                                                                       GROWTH AND INCOME OR INCOME WITH CAPITAL GROWTH
                                                                       AIM Advisor Flex Fund
                                                                       AIM Advisor Large Cap Value Fund
                                                                       AIM Advisor MultiFlex Fund
                                                                       AIM Advisor Real Estate Fund
                                                                       AIM Balanced Fund
                                                                       AIM Charter Fund
                                                                       AIM Global Utilities Fund

                                                                       HIGH CURRENT INCOME OR CURRENT INCOME
                                                                       AIM High Yield Fund
                                                                       AIM Global Income Fund
                                                                       AIM Income Fund

                                                                       CURRENT TAX-FREE INCOME
                                                                       AIM Municipal Bond Fund
                                                                       AIM Tax-Exempt Bond Fund of Connecticut
                                                                       AIM Tax-Free Intermediate Shares

                                                                       CURRENT INCOME AND HIGH DEGREE OF SAFETY
                                                                       AIM Intermediate Government Fund
                                                                       AIM Limited Maturity Treasury Shares
                                                                       AIM Money Market Fund
                                                                       AIM Tax-Exempt Cash Fund

A I M Management Group Inc. has provided leadership in the             *AIM Aggressive Growth Fund was closed to new investors on
mutual fund industry since 1976 and managed approximately              June 5, 1997.  For more complete information about any AIM
$72 billion in assets for more than 3.5 million shareholders,          Fund(s), including sales charges and expenses, ask your
including individual investors, corporate clients, and financial       financial consultant or securities dealer for a free
institutions as of June 30, 1997. The AIM Family of                    prospectus(es). Please read the prospectus(es) carefully
Funds--Registered Trademark-- is distributed nationwide, and           before you invest or send money.
AIM today ranks among the nation's top 15 mutual fund
companies in assets under management, according to Lipper                             INVEST WITH DISCIPLINE-SM-
Analytical Services, Inc.

[AIM LOGO APPEARS HERE]                                                                        -----------------
                                                                                                  BULK RATE
A I M Distributors, Inc.                                                                         U.S. POSTAGE
11 Greenway Plaza, Suite 100                                                                         PAID
Houston, TX 77046                                                                                 HOUSTON, TX
                                                                                                Permit No. 1919
                                                                                               -----------------




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